STOCK-BASED COMPENSATION PLANS - Summary of information about vested performance share units based on the certified award level (Details) - Performance Share Units 2021-2023 Award shares in Thousands	12 Months Ended
Dec. 31, 2024 $ / shares shares
Stock-based compensation awards
Certified | shares	3,611
Weighted Average Grant Date Fair Value | $ / shares	$ 49.37
Released during 2023 | shares	(3,609)
Weighted Average Grant Date Fair Value | $ / shares	$ 49.37
Forfeited during 2023 | shares	(2)
Weighted-Average Grant Date Fair Value | $ / shares	$ 49.37